Long-Term Debt And Lease Liabilities (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Long-Term Debt And Lease Liabilities [Abstract]
Components Of Lease Cost
Components of lease costs for the three months and nine months ended September 30, 2020 and 2019 (in thousands):

		Period Ended
		For the Three Months Ended		For the Nine Months Ended
	Statement of Operations Account	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Operating lease cost:
	Production costs and taxes	$3	$3	$10	$10
	General and administrative	13	12	37	37
Total operating lease cost		$16	$15	$47	$47

Finance lease cost:
Amortization of right of use assets	Depreciation, depletion, and amortization	$20	$21	$56	$62
Interest on lease liabilities	Net interest expense	1	1	4	4
Total finance lease cost		$21	$22	$60	$66

Components of lease costs for the years December 31, 2019 and 2018 (in thousands):

		For the years ended December 31,
	Income Statement Account	2019	2018

Operating lease cost:
	Production costs and taxes	$13	$—
	General and administrative	49	—
Total operating lease cost		$62	$—

Finance lease cost:
Amortization of right of use assets	Depreciation, depletion, and amortization	$79	$—
Interest on lease liabilities	Net interest expense	5	—
Total finance lease cost		$84	$—

Supplemental Cash Flow Information Related To Leases
Supplemental lease related cash flow information for the three months and nine months ended September 30, 2020 and 2019 (in thousands):

	Period Ended
	For the Three Months Ended		For the Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Cash paid for amounts included in lease liabilities:
Operating cash flows from operating leases	$16	$15	$47	$45
Operating cash flows from finance leases	1	1	4	4
Finance cash flows from finance leases	15	9	34	40

Right of use assets obtained in exchange for lease obligations:
Operating leases	—	—	63	98

Supplemental lease related cash flow information for the years December 31, 2019 and 2018 (in thousands):

	For the years ended December 31,
	2019	2018

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$62	$—
Operating cash flows from finance leases	5	—
Finance cash flows from finance leases	$53	$—

Right of use assets obtained in exchange for lease obligations:
Operating leases	$98	$—

Supplemental Balance Sheet Information Related To Leases
Supplemental lease related balance sheet information as of September 30, 2020 and December 31, 2019 (in thousands):

	Balance Sheet as of
	September 30, 2020	December 31, 2019

Operating Leases:

Right of use asset - operating leases	$58	$41

Lease liabilities - current	$58	$41
Lease liabilities - noncurrent	—	—
Total operating lease liabilities	$58	$41

Finance Leases:

Other property and equipment, gross	$293	$295
Accumulated depreciation	(159)	(146)
Other property and equipment, net	$134	$149

Lease liabilities - current	$58	$61
Lease liabilities - noncurrent	42	41
Total finance lease liabilities	$100	$102

Supplemental lease related balance sheet information as of December 31, 2019 and December 31, 2018 (in thousands):

	Balance Sheet as of December 31,
	2019	2018

Operating Leases:

Right of use asset - operating leases	$41	$—

Lease liabilities - current	$41	$—
Lease liabilities - noncurrent	—	—
Total operating lease liabilities	$41	$—

Finance Leases:

Other property and equipment, gross	$295	$—
Accumulated depreciation	(146)	—
Other property and equipment, net	$149	$—

Lease liabilities - current	$61	$—
Lease liabilities - noncurrent	41	—
Total finance lease liabilities	$102	$—

Schedule Of Weighted Average Remaining Lease Term And Discount Rate
Weighted average remaining lease term and discount rate as of September 30, 2020:

	Operating Leases	Finance Leases

Weighted average remaining lease term	0.9 years	1.1 years
Weighted average discount rate	3.75%	5.35%

Weighted average remaining lease term and discount rate as of December 31, 2019:

	Operating Leases	Finance Leases

Weighted average remaining lease term	0.7 years	0.9 years
Weighted average discount rate	6.0%	5.6%

Maturity Analysis For Operating and Finance Lease Liabilities
Maturity of lease liabilities as of September 30, 2020 (in thousands):

	Operating Leases	Finance Leases

2020	$16	$21
2021	43	67
2022	—	15
Total lease payments	59	103
Less imputed interest	(1)	(3)
Total	$58	$100
Maturity of lease liabilities as of December 31, 2019 (in thousands):
	Operating Leases	Finance Leases

2020	42	65
2021	—	39
Total lease payments	42	104
Less imputed interest	(1)	(2)
Total	$41	$102